2. GOING CONCERN AND MANAGMENT PLANS (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Net Loss	$ (1,544,534)	$ (194,215)
Cash	303,626	135,820
Stockholders' Deficit	(1,831,393)	(6,576)	(4,661)
Working capital	$ (1,839,127)